Shareholders’ Equity (Details) - Schedule of Warrants Activity - Warrant [Member]	6 Months Ended
Jun. 30, 2024 shares
Schedule of Warrants Activity [Abstract]
Number of warrants, warrants outstanding beginning
Weighted average exercise price per share, warrants outstanding beginning
Weighted average life, warrants outstanding beginning
Expiration dates, warrants outstanding beginning
Number of warrants, warrants issued in connection with the convertible loans	1,205,254
Weighted average exercise price per share, warrants issued in connection with the convertible loans	2.9869
Weighted average life, warrants issued in connection with the convertible loans	5 years
Expiration dates, warrants issued in connection with the convertible loans	Jan. 02, 2029
Number of warrants, warrants outstanding ending	1,205,254
Weighted average exercise price per share, warrants outstanding ending	2.9869
Weighted average life, warrants outstanding ending	5 years
Expiration dates, warrants outstanding ending	Jan. 02, 2029